Note 19 - Fair Value Measurements (Details)				12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2013 Hi Ho Trademark [Member] JPY (¥)
Note 19 - Fair Value Measurements (Details) [Line Items]
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount		¥ 0	¥ 0
Indefinite-Lived Trademarks	1,039,000	107,000,000	107,000,000	155,000,000
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure				107,000,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)				¥ 48,000,000